Marketable debt securities - Disclosure of maturity analysis of debt instruments, notional amounts (Details) - EUR (€) € in Millions	Dec. 31, 2022	Jul. 20, 2022	Jul. 06, 2022	Dec. 31, 2021	Dec. 31, 2020
Marketable debt securities
Notional amount	€ 386,843			€ 392,948	€ 360,626
3 to 12 months
Marketable debt securities
Notional amount	94,209			78,813	101,855
More than 5 years
Marketable debt securities
Notional amount	31,333			€ 45,901	€ 49,392
Subordinated debt
Marketable debt securities
Notional amount		€ 25	€ 114
Marketable debt securities | Debt securities issued
Marketable debt securities
Notional amount	281,033
Marketable debt securities | Debt securities issued | Within 3 months
Marketable debt securities
Notional amount	35,105
Marketable debt securities | Debt securities issued | 3 to 12 months
Marketable debt securities
Notional amount	47,467
Marketable debt securities | Debt securities issued | 1 to 3 years
Marketable debt securities
Notional amount	82,925
Marketable debt securities | Debt securities issued | 3 to 5 years
Marketable debt securities
Notional amount	56,632
Marketable debt securities | Debt securities issued | More than 5 years
Marketable debt securities
Notional amount	58,904
Marketable debt securities | Subordinated debt
Marketable debt securities
Notional amount	25,703
Marketable debt securities | Subordinated debt | Within 3 months
Marketable debt securities
Notional amount	0
Marketable debt securities | Subordinated debt | 3 to 12 months
Marketable debt securities
Notional amount	663
Marketable debt securities | Subordinated debt | 1 to 3 years
Marketable debt securities
Notional amount	3,728
Marketable debt securities | Subordinated debt | 3 to 5 years
Marketable debt securities
Notional amount	3,810
Marketable debt securities | Subordinated debt | More than 5 years
Marketable debt securities
Notional amount	17,502
Marketable debt securities | Senior unsecured debt
Marketable debt securities
Notional amount	128,211
Marketable debt securities | Senior unsecured debt | Within 3 months
Marketable debt securities
Notional amount	5,255
Marketable debt securities | Senior unsecured debt | 3 to 12 months
Marketable debt securities
Notional amount	14,006
Marketable debt securities | Senior unsecured debt | 1 to 3 years
Marketable debt securities
Notional amount	48,398
Marketable debt securities | Senior unsecured debt | 3 to 5 years
Marketable debt securities
Notional amount	32,042
Marketable debt securities | Senior unsecured debt | More than 5 years
Marketable debt securities
Notional amount	28,510
Marketable debt securities | Senior secured debt
Marketable debt securities
Notional amount	84,114
Marketable debt securities | Senior secured debt | Within 3 months
Marketable debt securities
Notional amount	4,203
Marketable debt securities | Senior secured debt | 3 to 12 months
Marketable debt securities
Notional amount	15,440
Marketable debt securities | Senior secured debt | 1 to 3 years
Marketable debt securities
Notional amount	30,799
Marketable debt securities | Senior secured debt | 3 to 5 years
Marketable debt securities
Notional amount	20,780
Marketable debt securities | Senior secured debt | More than 5 years
Marketable debt securities
Notional amount	12,892
Marketable debt securities | Promissory notes and other securities
Marketable debt securities
Notional amount	43,005
Marketable debt securities | Promissory notes and other securities | Within 3 months
Marketable debt securities
Notional amount	25,647
Marketable debt securities | Promissory notes and other securities | 3 to 12 months
Marketable debt securities
Notional amount	17,358
Marketable debt securities | Promissory notes and other securities | 1 to 3 years
Marketable debt securities
Notional amount	0
Marketable debt securities | Promissory notes and other securities | 3 to 5 years
Marketable debt securities
Notional amount	0
Marketable debt securities | Promissory notes and other securities | More than 5 years
Marketable debt securities
Notional amount	€ 0